Intangible Assets - Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Engineering and Construction [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	12.43%	12.67%	9.50%
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	11.83%	12.55%	11.18%
Engineering and Construction [member] | Morelco S.A.S. [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	5.70%	12.25%	9.60%
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	11.83%	12.55%	11.18%
Engineering and Construction [member] | Vial y Vives - DSD [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	19.58%	19.58%	25.00%
Terminal growth rate	2.00%	3.00%	4.00%
Discount rate	14.12%	14.00%	14.80%
Electromechanical [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	8.86%	7.63%	8.00%
Terminal growth rate	2.00%	2.00%	2.00%
Discount rate	11.40%	11.44%	11.48%